Securities	12 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Securities

3. Securities

The amortized cost and approximate fair value of investments in securities, all of which are classified as available for sale according to management’s intent, are summarized as follows (in thousands):

	Amortized	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of September 30, 2014
U.S. Treasury securities	$222,868	$31	$(174)	$222,725
Mortgage-backed securities:
Government National Mortgage Association	1,113,363	4,639	(14,587)	1,103,415
Federal National Mortgage Association	—	—	—	—
States and political subdivision securities	2,188	1	—	2,189
Corporate debt securities	11,732	141	—	11,873
Other	1,006	34	—	1,040

	$1,351,157	$4,846	$(14,761)	$1,341,242

	Amortized	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of September 30, 2013
U.S. Treasury securities	$—	$—	$—	$—
Mortgage-backed securities:
Government National Mortgage Association	1,470,822	9,634	(21,013)	1,459,443
Federal National Mortgage Association	1	—	—	1
States and political subdivision securities	3,513	19	—	3,532
Corporate debt securities	11,889	133	(9)	12,013
Other	5,449	17	(6)	5,460

	$1,491,674	$9,803	$(21,028)	$1,480,449

The amortized cost and approximate fair value of debt securities available for sale as of September 30, 2014 and 2013, by contractual maturity, are shown below. Maturities of mortgage-backed securities may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.

	September 30, 2014		September 30, 2013
(In Thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$7,207	$7,218	$1,497	$1,514
Due after one year through five years	223,282	223,140	6,988	7,123
Due after five years through ten years	6,299	6,429	6,917	6,908
Due after ten years	—	—	—	—

	236,788	236,787	15,402	15,545
Mortgage-backed securities	1,113,363	1,103,415	1,470,823	1,459,444
Securities without contractual maturities	1,006	1,040	5,449	5,460

	$1,351,157	$1,341,242	$1,491,674	$1,480,449

Proceeds from sales of securities available for sale were $47.31 million, $72.44 million and $542.8 million for the years ended September 30, 2014, 2013 and 2012, respectively. Gross gains of $0.95 million, $1.70 million and $7.67 million and gross losses of $0.86 million, $0.78 million and $0.36 million were realized on the sales for the years ended September 30, 2014, 2013 and 2012, respectively, using the specific identification method.

Securities with a carrying value of approximately $1,132.31 million and $1,090.37 million at September 30, 2014 and 2013, respectively, were pledged as collateral on public deposits, securities sold under agreements to repurchase, and for other purposes as required or permitted by law. The counterparties do not have the right to sell or pledge the securities the Company has pledged as collateral.

As detailed in the following tables, certain investments in debt securities, which are approximately 64% and 62% of the Company’s investment portfolio at September 30, 2014 and 2013, respectively, are reported in the consolidated financial statements at an amount less than their amortized cost. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information, implicit or explicit government guarantees, and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary. As the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the recovery of their amortized cost basis, which may be maturity, the Company does not consider the securities to be other than temporarily impaired at September 30, 2014 or 2013. For the years ended September 30, 2014, 2013 and 2012, the Company did not recognize any other-than-temporary impairment.

The following table presents the Company’s gross unrealized losses and approximate fair value in investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	Less than 12 months		September 30, 2014 12 months or more		Total
	Fair Value	Unrealized	Fair Value	Unrealized	Fair Value	Unrealized
U.S. Treasury securities	$98,344	$(174)	$—	$—	$98,344	$(174)
Mortgage-backed securities	24,625	(125)	730,171	(14,462)	754,796	(14,587)
Corporate debt securities	—	—	—	—	—	—
Other	—	—	—	—	—	—

	$122,969	$(299)	$730,171	$(14,462)	$853,140	$(14,761)

	Less than 12 months		September 30, 2013 12 months or more		Total
	Fair Value	Unrealized	Fair Value	Unrealized	Fair Value	Unrealized
Mortgage-backed securities	$852,344	$(19,469)	$56,781	$(1,544)	$909,125	$(21,013)
Corporate debt securities	4,436	(9)	—	—	4,436	(9)
Other	—	—	4,986	(6)	4,986	(6)

	$856,780	$(19,478)	$61,767	$(1,550)	$918,547	$(21,028)

The Company’s investments in nonmarketable equity securities are all stock of the Federal Home Loan Bank. The carrying value of Federal Home Loan Bank stock was $35.92 million and $28.77 million as of September 30, 2014 and 2013, respectively, and is reported in other assets on the consolidated balance sheets. No indicators of impairment related to FHLB stock were identified during fiscal year 2014, 2013 or 2012.

The components of other comprehensive income from net unrealized gains (losses) on securities available for sale for the years ended September 30, 2014, 2013 and 2012 are as follows (in thousands):

	2014	2013	2012
Beginning balance accumulated other comprehensive income	$(7,081)	$19,111	$16,542
Net unrealized holding gain (loss) arising during the period	1,400	(40,651)	11,376
Reclassification adjustment for net gain realized in net income	(90)	(917)	(7,305)

Net change in unrealized gain (loss) before income taxes	1,310	(41,568)	4,071
Income tax benefit (expense)	(386)	15,376	(1,502)

Net change in unrealized gain (loss) on securities after taxes	924	(26,192)	2,569

Ending balance accumulated other comprehensive income (loss)	$(6,157)	$(7,081)	$19,111